Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest-rate swaps between the Corporation and outside parties [Member]
Interest rate swaps not designated as hedges and interest rate swaps
Notional amount	$ 1,358	$ 1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1 year	2 years
Fair value of interest-rate swaps	(29)	(46)
Hedges between the Corporation and its borrower [Member]
Interest rate swaps not designated as hedges and interest rate swaps
Notional amount	1,358	1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1 year	2 years
Fair value of interest-rate swaps	$ 29	$ 46